JPMorgan Diversified Return Emerging Markets Equity ETF
Schedule of Portfolio Investments as of July 31, 2022
(Unaudited)
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unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date
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© J.P. Morgan Chase & Co., 2022.

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.3%
Bahrain — 0.1%
Ahli United Bank BSC	146,163	147,438
Brazil — 8.4%
Ambev SA	252,479	727,559
Auren Energia SA	59,999	163,968
Banco Bradesco SA (Preference)	99,752	336,228
Banco do Brasil SA	67,534	471,841
Banco Santander Brasil SA	69,308	380,289
Bradespar SA (Preference)	38,046	165,299
CCR SA	137,290	345,208
Centrais Eletricas Brasileiras SA	50,727	450,887
Cia de Saneamento Basico do Estado de Sao Paulo *	35,459	306,131
Cia de Transmissao de Energia Eletrica Paulista (Preference)	78,315	344,040
Cia Energetica de Minas Gerais (Preference)	205,776	447,417
Cia Paranaense de Energia (Preference)	291,512	392,694
Cielo SA *	474,200	404,171
CPFL Energia SA	39,249	248,203
Dexco SA	133,678	251,901
EDP - Energias do Brasil SA	82,240	343,322
Embraer SA *	143,254	326,427
Energisa SA	14,366	122,278
Engie Brasil Energia SA	25,802	220,664
Grendene SA	104,291	143,715
Hypera SA *	2,871	23,693
Itau Unibanco Holding SA (Preference) *	146,172	668,977
Itausa SA (Preference)	177,268	297,040
Marfrig Global Foods SA	61,411	156,432
Metalurgica Gerdau SA (Preference)	68,026	133,972
Neoenergia SA	7,990	22,870
Petroleo Brasileiro SA (Preference)	279,461	1,849,895
Sao Martinho SA	39,720	269,989
SIMPAR SA	55,312	110,216
Telefonica Brasil SA	54,165	467,627
TIM SA *	122,839	299,851
TOTVS SA *	29,673	151,459
Transmissora Alianca de Energia Eletrica SA	49,445	387,602
Vale SA	152,191	2,053,094
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	64,957	169,985
		13,654,944
Chile — 1.2%
Banco de Chile	3,325,788	315,564
Banco Santander Chile	6,633,487	262,734
CAP SA	10,235	93,665
Cencosud SA	260,747	356,209
Cia Cervecerias Unidas SA	23,325	134,602
Cia Sud Americana de Vapores SA	3,232,066	349,713
Colbun SA	2,061,930	175,142

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Chile — continued
Embotelladora Andina SA (Preference), Class B	68,270	123,872
Enel Americas SA	1,521,230	153,963
		1,965,464
China — 25.2%
Agile Group Holdings Ltd. (a)	74,000	24,248
An Hui Wenergy Co. Ltd., Class A *	174,000	119,912
Angang Steel Co. Ltd., Class H	357,800	118,580
Anhui Conch Cement Co. Ltd., Class H	114,500	453,040
Anhui Expressway Co. Ltd., Class A	173,600	177,659
ANTA Sports Products Ltd.	24,200	266,463
BAIC Motor Corp. Ltd., Class H (b)	316,000	85,038
Bank of China Ltd., Class H	3,829,000	1,361,536
Bank of Communications Co. Ltd., Class A	354,600	242,825
Bank of Hangzhou Co. Ltd., Class A	129,100	273,743
Baoshan Iron & Steel Co. Ltd., Class A	236,700	199,248
Beijing Enterprises Holdings Ltd.	50,000	160,249
BGI Genomics Co. Ltd., Class A	10,700	98,335
Bosideng International Holdings Ltd.	442,000	257,973
BYD Electronic International Co. Ltd.	73,000	187,551
CGN Power Co. Ltd., Class H (b)	1,573,000	362,708
China CITIC Bank Corp. Ltd., Class H	1,045,000	436,789
China Coal Energy Co. Ltd., Class H	62,000	48,231
China Communications Services Corp. Ltd., Class H	476,000	193,526
China Construction Bank Corp., Class H	1,776,000	1,134,173
China Everbright Bank Co. Ltd., Class H	318,000	96,444
China Feihe Ltd. (b)	229,000	201,079
China Hongqiao Group Ltd.	298,500	311,059
China International Marine Containers Group Co. Ltd., Class A *	121,700	237,493
China Lesso Group Holdings Ltd.	135,000	165,451
China Longyuan Power Group Corp. Ltd., Class H	163,000	261,869
China Medical System Holdings Ltd.	218,000	346,556
China Merchants Bank Co. Ltd., Class H	101,500	548,435
China Merchants Port Holdings Co. Ltd.	152,000	245,153
China Minsheng Banking Corp. Ltd., Class H	188,800	61,576
China National Building Material Co. Ltd., Class H	388,250	389,696
China National Chemical Engineering Co. Ltd., Class A	93,500	149,380
China National Nuclear Power Co. Ltd., Class A	242,000	221,441
China Petroleum & Chemical Corp., Class H	960,000	452,598
China Resources Cement Holdings Ltd.	214,000	131,631
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	105,200	324,884
China Resources Gas Group Ltd.	84,900	356,277
China Resources Land Ltd.	78,000	325,750
China Resources Pharmaceutical Group Ltd. (b)	246,000	147,535
China Resources Power Holdings Co. Ltd.	176,000	331,363
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A *	35,500	190,703
China Shenhua Energy Co. Ltd., Class H	241,000	681,148
China South Publishing & Media Group Co. Ltd., Class A	215,800	285,062

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
China Vanke Co. Ltd., Class H	46,300	88,066
China Yangtze Power Co. Ltd., Class A	150,600	533,247
Chinese Universe Publishing and Media Group Co. Ltd., Class A	219,100	302,451
Chongqing Changan Automobile Co. Ltd., Class A	126,030	343,618
Chongqing Rural Commercial Bank Co. Ltd., Class H	80,000	27,839
CITIC Ltd.	405,000	438,041
Citic Pacific Special Steel Group Co. Ltd., Class A	74,176	220,313
COSCO SHIPPING Energy Transportation Co. Ltd., Class H *	62,000	42,630
COSCO SHIPPING Holdings Co. Ltd., Class H	319,850	479,865
COSCO SHIPPING Ports Ltd.	200,000	149,304
CSG Holding Co. Ltd., Class A	119,100	117,656
CSPC Pharmaceutical Group Ltd.	140,000	153,294
Daan Gene Co. Ltd., Class A	71,660	199,485
Dali Foods Group Co. Ltd. (b)	366,500	174,503
Daqin Railway Co. Ltd., Class A	218,400	195,815
Datang International Power Generation Co. Ltd., Class H *	880,000	162,829
Dongfeng Motor Group Co. Ltd., Class H	156,000	107,795
Dongguan Development Holdings Co. Ltd., Class A	103,200	154,247
ENN Energy Holdings Ltd.	58,400	952,656
Fosun International Ltd.	94,576	74,513
Fujian Sunner Development Co. Ltd., Class A	47,700	139,915
G-bits Network Technology Xiamen Co. Ltd., Class A	3,400	179,069
GD Power Development Co. Ltd., Class A *	493,200	278,747
Great Wall Motor Co. Ltd., Class H	250,500	397,122
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	305,500	228,423
Guangdong Investment Ltd.	120,000	116,895
Guangxi Guiguan Electric Power Co. Ltd., Class A	234,000	217,275
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	44,000	116,236
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	12,500	126,039
Haitian International Holdings Ltd.	94,000	224,953
Heilongjiang Agriculture Co. Ltd., Class A	146,600	305,034
Hello Group, Inc., ADR	10,681	47,851
Henan Shuanghui Investment & Development Co. Ltd., Class A	9,600	38,185
Hopson Development Holdings Ltd.	42,552	56,241
Huabao Flavours & Fragrances Co. Ltd., Class A	36,800	135,021
Huadian Power International Corp. Ltd., Class H	562,000	194,549
Huadong Medicine Co. Ltd., Class A	40,700	271,786
Huaibei Mining Holdings Co. Ltd., Class A	84,700	163,571
Huapont Life Sciences Co. Ltd., Class A	243,500	213,170
Huaxin Cement Co. Ltd., Class H	132,500	169,842
Huayu Automotive Systems Co. Ltd., Class A	52,900	171,931
Hubei Energy Group Co. Ltd., Class A	256,700	189,696
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	49,700	178,614
Hunan Valin Steel Co. Ltd., Class A	195,500	131,869
Industrial & Commercial Bank of China Ltd., Class H	2,127,000	1,124,519
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	135,316	267,652
Inner Mongolia Yitai Coal Co. Ltd., Class B	153,800	242,508
Intco Medical Technology Co. Ltd., Class A	32,720	111,573

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Jiangling Motors Corp. Ltd., Class A	63,400	173,354
Jiangsu Expressway Co. Ltd., Class A *	37,700	45,299
Jiangsu Hengli Hydraulic Co. Ltd., Class A	26,456	204,402
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	45,400	181,319
Jiangsu Zhongnan Construction Group Co. Ltd., Class A *	159,100	67,090
Jiangsu Zhongtian Technology Co. Ltd., Class A *	127,600	435,854
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	95,100	155,483
Jointo Energy Investment Co. Ltd. Hebei, Class A *	197,500	147,621
Joyoung Co. Ltd., Class A	31,371	81,732
JOYY, Inc., ADR	4,153	107,521
Kingboard Holdings Ltd.	105,500	308,662
KingClean Electric Co. Ltd., Class A	48,718	223,418
Kunlun Energy Co. Ltd.	226,000	166,374
Kweichow Moutai Co. Ltd., Class A	4,700	1,321,447
LB Group Co. Ltd., Class A	75,700	228,495
Li Ning Co. Ltd.	142,500	1,155,908
Livzon Pharmaceutical Group, Inc., Class A	30,600	143,980
Longfor Group Holdings Ltd. (b)	51,000	170,410
Luolai Lifestyle Technology Co. Ltd., Class A	74,000	119,676
Maanshan Iron & Steel Co. Ltd., Class H	232,000	62,295
Metallurgical Corp. of China Ltd., Class A	307,100	148,271
Nanjing Iron & Steel Co. Ltd., Class A	369,900	167,365
Ningbo Sanxing Medical Electric Co. Ltd., Class A	86,100	159,543
Pharmaron Beijing Co. Ltd., Class H (b)	29,550	240,406
Ping An Insurance Group Co. of China Ltd., Class H	88,000	517,179
Postal Savings Bank of China Co. Ltd., Class H (b)	654,000	432,703
Sansteel Minguang Co. Ltd. Fujian, Class A	122,700	100,622
Sany Heavy Industry Co. Ltd., Class A	80,700	203,802
SDIC Power Holdings Co. Ltd., Class A	223,800	342,703
Seazen Group Ltd. *	140,000	47,978
Seazen Holdings Co. Ltd., Class A *	36,600	113,505
Shaanxi Coal Industry Co. Ltd., Class A	147,300	416,936
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	51,800	145,470
Shandong Chenming Paper Holdings Ltd., Class A	214,500	174,492
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	72,540	307,103
Shandong Publishing & Media Co. Ltd., Class A	270,600	239,133
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	186,800	233,661
Shanghai International Port Group Co. Ltd., Class A *	219,100	178,093
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	17,900	26,956
Shanghai Tunnel Engineering Co. Ltd., Class A	201,400	163,036
Shenzhen Gas Corp. Ltd., Class A	168,800	179,093
Shenzhen Jinjia Group Co. Ltd., Class A	107,000	146,817
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	8,100	347,931
Shenzhen New Nanshan Holding Group Co. Ltd., Class A *	327,500	177,672
Shenzhen Overseas Chinese Town Co. Ltd., Class A	187,200	155,115
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	35,700	127,115
Sinoma International Engineering Co., Class A	69,700	101,825
Sino-Ocean Group Holding Ltd.	379,000	61,337

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Sinopharm Group Co. Ltd., Class H	83,200	190,627
Sinotruk Hong Kong Ltd.	137,500	162,472
Tangshan Jidong Cement Co. Ltd., Class A ‡	85,500	122,384
TangShan Port Group Co. Ltd., Class A	782,600	302,869
Tian Di Science & Technology Co. Ltd., Class A	327,100	244,254
Tianhe Chemicals Group Ltd. ‡ *	20,000	—(c)
Wanxiang Qianchao Co. Ltd., Class A	416,400	406,744
Weichai Power Co. Ltd., Class A	118,656	210,680
Weifu High-Technology Group Co. Ltd., Class A	63,400	183,450
Wuliangye Yibin Co. Ltd., Class A	20,500	542,485
Xiamen C & D, Inc., Class A	65,800	109,508
Xinhua Winshare Publishing and Media Co. Ltd., Class A	171,200	231,956
Xinxing Ductile Iron Pipes Co. Ltd., Class A	293,300	191,512
Yangzijiang Shipbuilding Holdings Ltd.	370,700	249,928
Yankuang Energy Group Co. Ltd., Class H	196,000	612,463
Yintai Gold Co. Ltd., Class A	109,420	176,078
Yuexiu Property Co. Ltd.	73,400	91,700
Yunnan Baiyao Group Co. Ltd., Class A	17,660	144,399
Zhejiang Expressway Co. Ltd., Class H	258,000	207,657
Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	109,800	118,392
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	79,080	381,400
Zhejiang Semir Garment Co. Ltd., Class A	143,300	113,295
Zhejiang Weixing New Building Materials Co. Ltd., Class A	53,797	156,842
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	139,100	346,287
Zhongsheng Group Holdings Ltd.	50,500	289,109
Zhuzhou Kibing Group Co. Ltd., Class A	89,400	151,896
Zijin Mining Group Co. Ltd., Class H	262,000	307,015
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	321,000	166,889
		41,189,356
Colombia — 0.2%
Bancolombia SA (Preference)	36,954	272,565
Grupo Aval Acciones y Valores SA (Preference)	352,235	60,801
		333,366
Czech Republic — 0.5%
CEZ A/S	14,653	665,879
Moneta Money Bank A/S (b)	35,040	116,684
		782,563
Egypt — 0.1%
Commercial International Bank Egypt SAE	36,289	72,784
ElSewedy Electric Co. *	331,431	115,615
		188,399
Greece — 1.0%
Hellenic Telecommunications Organization SA	29,083	500,750
JUMBO SA	21,219	328,996

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Greece — continued
Mytilineos SA	23,881	369,362
OPAP SA	31,312	433,807
		1,632,915
Hong Kong — 0.1%
Kingboard Laminates Holdings Ltd.	161,000	147,554
Nine Dragons Paper Holdings Ltd.	10,000	8,247
		155,801
Hungary — 0.4%
Magyar Telekom Telecommunications plc	84,740	66,950
MOL Hungarian Oil & Gas plc	35,291	259,827
Richter Gedeon Nyrt.	15,964	326,548
		653,325
India — 11.2%
Adani Power Ltd. *	58,410	232,986
Aurobindo Pharma Ltd.	12,174	84,204
Bajaj Auto Ltd.	7,735	382,986
Bajaj Holdings & Investment Ltd.	717	47,225
Bharat Petroleum Corp. Ltd.	38,016	158,846
Castrol India Ltd.	12,024	17,303
Cipla Ltd.	29,210	361,087
Colgate-Palmolive India Ltd.	4,912	98,510
Dabur India Ltd.	39,529	291,998
Divi's Laboratories Ltd.	7,627	369,984
Dr. Reddy's Laboratories Ltd.	6,664	344,823
GAIL India Ltd.	11,737	21,759
Glenmark Pharmaceuticals Ltd.	9,475	45,676
HCL Technologies Ltd.	43,650	524,935
Hindalco Industries Ltd.	16,839	88,628
Hindustan Petroleum Corp. Ltd. *	25,135	76,647
Hindustan Unilever Ltd.	55,199	1,844,026
Hindustan Zinc Ltd.	12,006	40,990
Housing Development Finance Corp. Ltd.	38,597	1,164,773
ICICI Lombard General Insurance Co. Ltd. (b)	3,382	52,210
Indian Oil Corp. Ltd.	88,653	81,767
Indus Towers Ltd.	72,415	203,993
Infosys Ltd.	154,018	3,021,252
ITC Ltd.	213,798	819,896
Jindal Steel & Power Ltd.	18,214	89,602
JSW Steel Ltd.	27,419	218,399
Mphasis Ltd.	2,640	76,999
Muthoot Finance Ltd.	764	10,312
Nestle India Ltd.	1,847	452,322
NHPC Ltd.	213,560	92,254
NMDC Ltd.	52,535	71,704
NTPC Ltd.	168,593	326,055
Oil & Natural Gas Corp. Ltd.	94,589	160,573

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
Oil India Ltd.	8,832	21,243
Petronet LNG Ltd.	48,970	136,293
Piramal Enterprises Ltd.	3,765	84,492
Power Grid Corp. of India Ltd.	99,218	268,688
REC Ltd.	44,319	73,422
Reliance Industries Ltd. *	53,008	1,685,884
Samvardhana Motherson International Ltd.	35,221	56,848
Steel Authority of India Ltd.	68,267	66,658
Sun Pharmaceutical Industries Ltd.	27,887	332,614
Tata Consultancy Services Ltd.	34,413	1,439,454
Tata Power Co. Ltd. (The)	214,687	604,383
Tata Steel Ltd.	366,350	498,627
Tech Mahindra Ltd.	5,400	71,806
Titan Co. Ltd.	11,865	353,360
Torrent Power Ltd.	10,673	70,891
United Breweries Ltd. *	2,019	41,433
UPL Ltd.	18,423	172,836
Vedanta Ltd.	94,883	305,604
Wipro Ltd.	26,735	142,653
Zydus Lifesciences Ltd.	11,702	51,352
		18,353,265
Indonesia — 3.3%
Adaro Energy Indonesia Tbk. PT	2,032,000	446,183
Astra International Tbk. PT	1,397,000	596,656
Bank Central Asia Tbk. PT	1,708,400	849,519
Bukit Asam Tbk. PT	1,271,700	369,207
Charoen Pokphand Indonesia Tbk. PT	687,300	259,490
Gudang Garam Tbk. PT	62,400	117,168
Hanjaya Mandala Sampoerna Tbk. PT	1,658,700	104,092
Indofood CBP Sukses Makmur Tbk. PT	151,600	90,236
Indofood Sukses Makmur Tbk. PT	569,700	261,293
Kalbe Farma Tbk. PT	2,840,600	310,400
Media Nusantara Citra Tbk. PT	2,488,600	177,295
Perusahaan Gas Negara Tbk. PT	1,856,200	210,743
Sarana Menara Nusantara Tbk. PT	3,616,900	286,601
Telkom Indonesia Persero Tbk. PT	3,318,600	947,859
Unilever Indonesia Tbk. PT	332,400	101,216
United Tractors Tbk. PT	40,700	88,946
XL Axiata Tbk. PT	1,197,700	191,717
		5,408,621
Kuwait — 2.1%
Agility Public Warehousing Co. KSC	185,292	540,937
Humansoft Holding Co. KSC	18,887	204,074
Kuwait Finance House KSCP	287,630	835,431
Mobile Telecommunications Co. KSCP	272,940	540,739
National Bank of Kuwait SAKP	361,074	1,260,954
		3,382,135

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Malaysia — 2.2%
Astro Malaysia Holdings Bhd.	297,300	59,821
Axiata Group Bhd.	310,600	200,300
DiGi.Com Bhd.	289,700	236,579
Hartalega Holdings Bhd.	220,600	135,815
Hong Leong Financial Group Bhd.	8,000	35,056
Kuala Lumpur Kepong Bhd.	22,000	108,356
Malayan Banking Bhd.	39,808	79,286
Maxis Bhd.	366,000	302,092
Nestle Malaysia Bhd.	6,600	199,757
Petronas Chemicals Group Bhd.	172,500	344,594
Petronas Gas Bhd.	107,600	414,693
PPB Group Bhd.	95,660	349,926
RHB Bank Bhd.	93,100	123,128
Supermax Corp. Bhd.	359,180	65,775
Telekom Malaysia Bhd.	241,400	308,534
Tenaga Nasional Bhd.	306,400	568,670
Top Glove Corp. Bhd.	568,400	123,374
		3,655,756
Mexico — 6.2%
Alfa SAB de CV, Class A	659,767	453,427
America Movil SAB de CV	1,295,321	1,230,795
Arca Continental SAB de CV	73,008	504,722
Cemex SAB de CV *	995,583	399,982
Coca-Cola Femsa SAB de CV	68,381	412,993
El Puerto de Liverpool SAB de CV, Class C1	18,031	80,994
Fibra Uno Administracion SA de CV, REIT	432,356	443,268
Fomento Economico Mexicano SAB de CV	20,348	126,287
Gruma SAB de CV, Class B	37,542	466,589
Grupo Aeroportuario del Centro Norte SAB de CV	57,393	349,473
Grupo Aeroportuario del Pacifico SAB de CV, Class B	40,381	546,621
Grupo Aeroportuario del Sureste SAB de CV, Class B	25,513	479,648
Grupo Bimbo SAB de CV	218,002	771,570
Grupo Carso SAB de CV	42,970	167,576
Grupo Financiero Banorte SAB de CV, Class O	197,232	1,124,054
Grupo Mexico SAB de CV	60,790	240,917
Kimberly-Clark de Mexico SAB de CV, Class A	38,071	56,213
Megacable Holdings SAB de CV	91,194	210,343
Orbia Advance Corp. SAB de CV	177,534	393,117
Promotora y Operadora de Infraestructura SAB de CV	35,300	255,414
Qualitas Controladora SAB de CV	23,313	98,190
Wal-Mart de Mexico SAB de CV	348,801	1,268,041
		10,080,234
Pakistan — 0.0% ^
Oil & Gas Development Co. Ltd.	106,111	35,705
Panama — 0.0% ^
BAC Holding International Corp. *	352,235	22,184

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Philippines — 0.6%
Globe Telecom, Inc.	5,575	208,593
Manila Electric Co.	39,030	240,903
Metro Pacific Investments Corp.	2,859,200	191,453
PLDT, Inc.	10,390	313,523
Puregold Price Club, Inc.	22,600	12,384
San Miguel Corp.	15,600	29,853
		996,709
Qatar — 2.3%
Commercial Bank PSQC (The)	133,616	269,204
Industries Qatar QSC	149,741	705,011
Masraf Al Rayan QSC	247,554	299,684
Mesaieed Petrochemical Holding Co.	240,755	181,031
Ooredoo QPSC	172,299	442,006
Qatar Aluminum Manufacturing Co.	312,942	147,424
Qatar Electricity & Water Co. QSC	49,823	253,236
Qatar Fuel QSC	34,373	168,101
Qatar Gas Transport Co. Ltd.	467,903	526,941
Qatar International Islamic Bank QSC	31,948	104,211
Qatar Islamic Bank SAQ	83,031	586,182
Qatar National Bank QPSC	10,636	58,912
United Development Co. QSC	29,449	12,300
		3,754,243
Russia — 0.1%
Alrosa PJSC ‡	200,448	4,122
Federal Grid Co. Unified Energy System PJSC ‡ *	127,925,624	2,782
Inter RAO UES PJSC ‡	6,142,220	4,185
LUKOIL PJSC ‡	17,853	21,998
M.Video PJSC ‡	8,526	539
Magnit PJSC ‡	7,858	5,824
Magnitogorsk Iron & Steel Works PJSC ‡	334,440	3,866
MMC Norilsk Nickel PJSC ‡	3,087	14,762
Mobile TeleSystems PJSC ‡	120,496	6,770
Novolipetsk Steel PJSC ‡	155,019	6,950
PhosAgro PJSC ‡	1,940	2,387
ROSSETI PJSC ‡ *	6,397,653	1,040
Rostelecom PJSC ‡	157,186	2,668
RusHydro PJSC ‡	35,715,691	5,977
Sberbank of Russia PJSC ‡ *	537,391	16,767
Severstal PAO ‡	20,498	6,910
Sistema PJSFC ‡ *	308,352	918
Surgutneftegas PJSC (Preference) ‡	655,737	4,970
Tatneft PJSC ‡	17,275	1,549
Unipro PJSC ‡	4,941,067	1,948
		116,932
Saudi Arabia — 6.8%
Abdullah Al Othaim Markets Co.	5,076	157,879

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Saudi Arabia — continued
Al Rajhi Bank *	74,695	1,799,786
Alinma Bank	66,258	675,982
Almarai Co. JSC	27,536	384,093
Arab National Bank	17,173	142,029
Arabian Internet & Communications Services Co.	7,046	446,310
Bank Al-Jazira	45,067	317,544
Banque Saudi Fransi	15,116	207,210
Dr. Sulaiman Al Habib Medical Services Group Co.	8,618	472,846
Etihad Etisalat Co.	52,655	531,664
Jarir Marketing Co.	10,925	476,022
Mouwasat Medical Services Co.	5,474	360,430
Riyad Bank	39,587	385,476
SABIC Agri-Nutrients Co.	14,349	512,056
Sahara International Petrochemical Co.	34,983	446,488
Saudi Airlines Catering Co. *	16,099	342,355
Saudi Arabian Mining Co. *	13,957	212,229
Saudi Arabian Oil Co. (b)	119,035	1,272,177
Saudi Cement Co.	19,264	275,959
Saudi Electricity Co.	73,244	484,718
Saudi Ground Services Co. *	24,989	187,423
Saudi Investment Bank (The)	46,397	260,080
Saudi Telecom Co.	17,571	472,460
United Electronics Co.	775	24,582
Yanbu Cement Co.	24,132	238,304
		11,086,102
Singapore — 0.1%
Yangzijiang Financial Holding Ltd. *	361,800	103,454
South Africa — 6.6%
African Rainbow Minerals Ltd.	24,880	350,012
Anglo American Platinum Ltd.	4,348	333,537
Aspen Pharmacare Holdings Ltd.	34,310	300,701
AVI Ltd.	79,215	330,158
Barloworld Ltd.	61,864	340,848
Bidvest Group Ltd. (The)	41,142	529,202
Capitec Bank Holdings Ltd.	490	58,886
Clicks Group Ltd.	19,973	336,260
Distell Group Holdings Ltd. *	15,764	161,244
Exxaro Resources Ltd.	33,227	403,882
Foschini Group Ltd. (The)	53,389	389,785
Impala Platinum Holdings Ltd.	48,757	540,594
Investec Ltd.	24,614	131,408
Kumba Iron Ore Ltd.	6,562	195,552
Life Healthcare Group Holdings Ltd.	163,658	193,897
MTN Group Ltd.	122,149	1,025,171
MultiChoice Group	57,031	408,413
Naspers Ltd., Class N	1,722	243,295
Nedbank Group Ltd.	32,354	422,924

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Africa — continued
Netcare Ltd.	89,159	81,718
Pepkor Holdings Ltd. (b)	302,376	367,509
Pick n Pay Stores Ltd.	69,513	230,539
Royal Bafokeng Platinum Ltd.	9,020	81,408
Sasol Ltd. *	10,637	223,449
Shoprite Holdings Ltd.	48,553	656,922
Sibanye Stillwater Ltd.	165,082	405,530
SPAR Group Ltd. (The)	26,075	210,640
Telkom SA SOC Ltd. *	78,233	205,138
Tiger Brands Ltd.	26,018	257,440
Truworths International Ltd.	118,712	365,636
Vodacom Group Ltd.	66,940	556,179
Woolworths Holdings Ltd.	134,502	428,992
		10,766,869
Taiwan — 11.4%
Asia Cement Corp.	201,000	278,909
Capital Securities Corp.	428,000	163,589
Cheng Shin Rubber Industry Co. Ltd.	319,000	378,572
Chicony Electronics Co. Ltd.	14,551	38,588
China Airlines Ltd.	507,000	387,408
China Motor Corp.	53,000	89,852
China Steel Corp.	146,000	135,936
Chunghwa Telecom Co. Ltd.	268,000	1,087,443
CTBC Financial Holding Co. Ltd.	1,264,395	971,397
E.Sun Financial Holding Co. Ltd.	796,216	733,942
Eva Airways Corp. *	318,000	364,875
Evergreen Marine Corp. Taiwan Ltd.	182,000	584,835
Far Eastern New Century Corp.	413,000	420,203
Far EasTone Telecommunications Co. Ltd.	163,000	410,968
Feng TAY Enterprise Co. Ltd.	24,000	134,451
First Financial Holding Co. Ltd.	650,743	587,805
Formosa Chemicals & Fibre Corp.	120,000	281,318
Formosa Taffeta Co. Ltd.	168,000	145,620
Fubon Financial Holding Co. Ltd.	223,700	420,201
Giant Manufacturing Co. Ltd.	14,000	114,545
Globalwafers Co. Ltd.	14,000	212,077
Hotai Motor Co. Ltd.	14,000	283,541
Lite-On Technology Corp.	171,000	375,207
Mega Financial Holding Co. Ltd.	683,233	809,367
momo.com, Inc.	11,080	303,715
Nan Ya Plastics Corp.	371,000	836,091
Nien Made Enterprise Co. Ltd.	32,000	307,390
Novatek Microelectronics Corp.	10,000	89,088
Pou Chen Corp.	414,000	371,725
President Chain Store Corp.	63,000	595,690
Realtek Semiconductor Corp.	36,000	413,991
SinoPac Financial Holdings Co. Ltd.	1,084,580	614,285

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Taiwan — continued
Taiwan Cooperative Financial Holding Co. Ltd.	613,650	562,617
Taiwan Fertilizer Co. Ltd.	186,000	398,911
Taiwan Mobile Co. Ltd.	176,000	597,254
Taiwan Semiconductor Manufacturing Co. Ltd.	127,000	2,177,995
Uni-President Enterprises Corp.	376,000	885,155
Yang Ming Marine Transport Corp.	119,000	358,879
Yuanta Financial Holding Co. Ltd.	955,291	640,330
Yulon Motor Co. Ltd.	87,000	133,472
		18,697,237
Thailand — 2.3%
Advanced Info Service PCL	108,600	596,934
Bangkok Dusit Medical Services PCL, Class F	263,500	192,709
Bumrungrad Hospital PCL	52,900	263,616
Digital Telecommunications Infrastructure Fund, Class F	816,100	299,303
Electricity Generating PCL	32,500	163,867
Home Product Center PCL	710,900	254,927
Intouch Holdings PCL, NVDR	145,000	278,553
Krung Thai Bank PCL	956,900	416,156
PTT Exploration & Production PCL	135,400	608,765
Ratch Group PCL	78,000	81,258
Sri Trang Gloves Thailand PCL, NVDR	372,400	165,517
Thai Union Group PCL, Class F	530,400	235,624
Total Access Communication PCL	43,900	54,860
Total Access Communication PCL, NVDR	120,200	149,319
		3,761,408
Turkey — 3.4%
Anadolu Efes Biracilik ve Malt Sanayii A/S	210,786	433,129
Arcelik A/S	76,715	278,513
Aselsan Elektronik Sanayi ve Ticaret A/S	262,685	325,835
BIM Birlesik Magazalar A/S	86,060	442,392
Coca-Cola Icecek A/S	39,213	318,165
Enerjisa Enerji A/S (b)	286,639	242,699
Enka Insaat ve Sanayi A/S	367,116	383,006
Eregli Demir ve Celik Fabrikalari TAS	187,794	290,897
Ford Otomotiv Sanayi A/S	21,419	364,376
Haci Omer Sabanci Holding A/S	213,492	236,770
Iskenderun Demir ve Celik A/S	50,975	64,844
KOC Holding A/S	120,222	248,498
Koza Altin Isletmeleri A/S	16,426	148,497
Tofas Turk Otomobil Fabrikasi A/S	78,924	325,869
Turk Hava Yollari AO *	146,053	410,854
Turk Telekomunikasyon A/S	603,293	305,765
Turkcell Iletisim Hizmetleri A/S	351,302	333,790
Turkiye Sise ve Cam Fabrikalari A/S	345,079	420,262
		5,574,161

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Arab Emirates — 3.1%
Abu Dhabi Commercial Bank PJSC	220,089	547,045
Abu Dhabi Islamic Bank PJSC	123,004	304,832
Abu Dhabi Ports Co. PJSC *	145,940	214,893
Air Arabia PJSC	173,346	103,994
Aldar Properties PJSC	330,712	441,804
Alpha Dhabi Holding PJSC *	116,481	783,284
Dubai Islamic Bank PJSC	233,502	374,188
Emirates Telecommunications Group Co. PJSC	189,516	1,439,519
First Abu Dhabi Bank PJSC	163,927	867,583
		5,077,142
United States — 0.4%
JBS SA	104,620	645,421
Total Common Stocks (Cost $166,041,552)		162,221,149
Short-Term Investments — 0.0% ^
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (d) (e)(Cost $800)	800	800
Total Investments — 99.3% (Cost $166,042,352)		162,221,949
Other Assets Less Liabilities — 0.7%		1,189,046
NET ASSETS — 100.0%		163,410,995

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 is $655.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Value is zero.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of July 31, 2022.

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2022
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	16.1%
Oil, Gas & Consumable Fuels	6.9
Metals & Mining	5.6
Wireless Telecommunication Services	5.0
Food Products	4.3
Diversified Telecommunication Services	4.2
IT Services	3.8
Electric Utilities	3.7
Independent Power and Renewable Electricity Producers	3.1
Industrial Conglomerates	3.1
Beverages	3.0
Chemicals	2.9
Pharmaceuticals	2.8
Food & Staples Retailing	2.6
Transportation Infrastructure	2.4
Textiles, Apparel & Luxury Goods	1.9
Automobiles	1.8
Semiconductors & Semiconductor Equipment	1.8
Specialty Retail	1.7
Machinery	1.6
Construction Materials	1.6
Gas Utilities	1.5
Personal Products	1.4
Health Care Providers & Services	1.3
Marine	1.1
Media	1.0
Real Estate Management & Development	1.0
Others (each less than 1.0%)	12.8
Short-Term Investments	0.0(a)

(a)	Amount rounds to less than 0.1%.
Futures contracts outstanding as of July 31, 2022:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	20	09/16/2022	USD	999,500	19,049

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Bahrain	$—	$147,438	$—	$147,438
Brazil	13,654,944	—	—	13,654,944

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Chile	$1,965,464	$—	$—	$1,965,464
China	897,192	40,169,780	122,384	41,189,356
Colombia	333,366	—	—	333,366
Czech Republic	116,684	665,879	—	782,563
Egypt	115,615	72,784	—	188,399
Greece	—	1,632,915	—	1,632,915
Hong Kong	—	155,801	—	155,801
Hungary	—	653,325	—	653,325
India	—	18,353,265	—	18,353,265
Indonesia	—	5,408,621	—	5,408,621
Kuwait	—	3,382,135	—	3,382,135
Malaysia	793,854	2,861,902	—	3,655,756
Mexico	10,080,234	—	—	10,080,234
Pakistan	35,705	—	—	35,705
Panama	22,184	—	—	22,184
Philippines	29,853	966,856	—	996,709
Qatar	766,583	2,987,660	—	3,754,243
Russia	—	—	116,932	116,932
Saudi Arabia	—	11,086,102	—	11,086,102
Singapore	103,454	—	—	103,454
South Africa	3,464,396	7,302,473	—	10,766,869
Taiwan	—	18,697,237	—	18,697,237
Thailand	2,676,007	1,085,401	—	3,761,408
Turkey	1,510,278	4,063,883	—	5,574,161
United Arab Emirates	2,222,803	2,854,339	—	5,077,142
United States	645,421	—	—	645,421
Total Common Stocks	39,434,037	122,547,796	239,316	162,221,149
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	800	—	—	800
Total Investments in Securities	$39,434,837	$122,547,796	$239,316	$162,221,949
Appreciation in Other Financial Instruments
Futures Contracts	$19,049	$—	$—	$19,049
Transfers from level 1 to level 3 are due to a decline in market activity (e.g. frequency of trades), which resulted in a lack of available market inputs to determine the price for the period ended July 31, 2022.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2022	Shares at July 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.06% (a) (b)	$—	$200,000	$200,000	$—	$—	$—	—	$8	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	703,142	1,411,062	2,114,204	—	—	—	—	254	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	449,126	1,662,875	2,111,201	—	—	800	800	1,321	—
Total	$1,152,268	$3,273,937	$4,425,405	$—	$—	$800		$1,583	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2022.